Schedule of Outstanding Warrants (Details) - $ / shares	Dec. 31, 2025	Sep. 30, 2025	Apr. 30, 2025	Sep. 30, 2024	Sep. 29, 2024
OutstandingWarrantsLineItems [Line Items]
Total		25,085,732		18,675,799
Range of Exercise Prices Per Share			$ 8.202	$ 8.202	$ 13.90
Minimum [Member]
OutstandingWarrantsLineItems [Line Items]
Range of Exercise Prices Per Share		$ 0.10
Maximum [Member]
OutstandingWarrantsLineItems [Line Items]
Range of Exercise Prices Per Share		$ 20.00
Public Warrants and Private Warrants [Member]
OutstandingWarrantsLineItems [Line Items]
Range of Exercise Prices Per Share	$ 57.90
Other Warrants One [Member]
OutstandingWarrantsLineItems [Line Items]
Range of Exercise Prices Per Share	0.10
Other Warrants Two [Member] | Minimum [Member]
OutstandingWarrantsLineItems [Line Items]
Range of Exercise Prices Per Share	8.20
Other Warrants Two [Member] | Maximum [Member]
OutstandingWarrantsLineItems [Line Items]
Range of Exercise Prices Per Share	9.60
Other Warrants Three [Member] | Minimum [Member]
OutstandingWarrantsLineItems [Line Items]
Range of Exercise Prices Per Share	10.80
Other Warrants Three [Member] | Maximum [Member]
OutstandingWarrantsLineItems [Line Items]
Range of Exercise Prices Per Share	11.80
Other Warrants Four [Member] | Minimum [Member]
OutstandingWarrantsLineItems [Line Items]
Range of Exercise Prices Per Share	17.38
Other Warrants Four [Member] | Maximum [Member]
OutstandingWarrantsLineItems [Line Items]
Range of Exercise Prices Per Share	$ 20.00
Public Warrants [Member]
OutstandingWarrantsLineItems [Line Items]
Total		6,000,000		6,000,000
Private Warrants [Member]
OutstandingWarrantsLineItems [Line Items]
Total		3,000,000		3,000,000
PIPE Warrants [Member]
OutstandingWarrantsLineItems [Line Items]
Total		250,000		1,750,000
PIPE Common Warrants [Member]
OutstandingWarrantsLineItems [Line Items]
Total		2,785,491		5,755,396
Common Warrants [Member[
OutstandingWarrantsLineItems [Line Items]
Total		2,360,298
Inducement Warrants [Member]
OutstandingWarrantsLineItems [Line Items]
Total		8,229,701
Other Warrants [Member]
OutstandingWarrantsLineItems [Line Items]
Total		2,460,242		2,170,403
Warrant [Member]
OutstandingWarrantsLineItems [Line Items]
Total	2,608,568	2,508,568
Warrant [Member] | Public Warrants and Private Warrants [Member]
OutstandingWarrantsLineItems [Line Items]
Total	900,000	900,000
Warrant [Member] | Other Warrants One [Member]
OutstandingWarrantsLineItems [Line Items]
Total	38,000	38,000
Warrant [Member] | Other Warrants Two [Member]
OutstandingWarrantsLineItems [Line Items]
Total	632,857	632,857
Warrant [Member] | Other Warrants Three [Member]
OutstandingWarrantsLineItems [Line Items]
Total	1,002,075	902,075
Warrant [Member] | Other Warrants Four [Member]
OutstandingWarrantsLineItems [Line Items]
Total	35,636	35,636